Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Payables [abstract]
Trade accounts payable	$ 14,099	$ 13,576
Lindero construction trade payables	10,120	142
Refundable deposits to contractors	1,278	686
Payroll payable	14,976	13,752
Mining royalty	890	1,023
Value added taxes payable		1,285
Interest payable	189	137
Due to related parties (note 16)	17
Other payables	1,893	411
Trade and other payables, subtotal	43,462	31,012
Deferred share units payable	3,116	5,094
Restricted share units payable	1,932	2,679
Performance share units payable		2,691
Total current share units payable	5,048	10,464
Total trade and other payables	$ 48,510	$ 41,476